Filed pursuant to Rule 497(e)
Registration Nos. 333-129930; 811-21836

CYBER HORNET S&P 500® and Bitcoin 75/25 Strategy ETF (the “Fund”)

Listed on: NASDAQ

A Series of ONEFUND Trust

August 27, 2025

Supplement to the
Summary Prospectus, Prospectus, and Statement of Additional Information (“SAI”)
dated July 29, 2025, as supplemented from time to time.

THIS SUPPLEMENT CONTAINS IMPORTANT INFORMATION ABOUT A CHANGE TO THE FUND’S TICKER SYMBOL EFFECTIVE SEPTEMBER 2, 2025, AS DESCRIBED BELOW.

Effective September 2, 2025, the Fund’s ticker symbol will change as follows:

Current Ticker Symbol (through September 1, 2025)		New Ticker Symbol (effective September 2, 2025)
ZZZ	→	BBB

* * * * * * *

This supplement should be retained with your Summary Prospectus,
Prospectus, and SAI for future reference.